PostEmployment Benefit Obligations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefit obligations
Obligations, beginning of year	$ 26,176	$ 25,652
Current service costs	552	462
Interest costs	1,238	1,217
Benefits paid	(1,308)	(1,272)
Actuarial gain	(1,782)	117
Obligations, end of year	$ 24,876	$ 26,176